Supplemental Guarantor Condensed Consolidating Financials - Supplemental Condensed Consolidating Balance Sheet (Detail) (USD $)	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2008 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Parent/Issuer [Member]	Sep. 24, 2011 Parent/Issuer [Member]	Sep. 25, 2010 Parent/Issuer [Member]	Sep. 26, 2009 Parent/Issuer [Member]	Sep. 29, 2012 Guarantor Subsidiaries [Member]	Sep. 24, 2011 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Non-Guarantor Subsidiaries [Member)	Sep. 24, 2011 Non-Guarantor Subsidiaries [Member)	Sep. 25, 2010 Non-Guarantor Subsidiaries [Member)	Sep. 26, 2009 Non-Guarantor Subsidiaries [Member)	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Eliminations [Member]	Sep. 24, 2011 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Eliminations [Member] GEN-PROBE INCORPORATED [Member]
Current assets:
Cash and cash equivalents	$ 560,430,000	$ 712,332,000	$ 515,625,000	$ 293,186,000		$ 166,456,000	$ 87,021,000	$ 176,719,000	$ 59,690,000	$ 82,616,000	$ 60,122,000	$ 210,028,000	$ 644,697,000	$ 480,904,000	$ 263,490,000	$ 269,416,000		$ 158,945,000	$ 75,804,000	$ 49,260,000	$ 80,986,000	$ 67,635,000	$ 34,721,000	$ 29,696,000	$ 7,511,000	$ 11,217,000	$ 10,430,000	$ 0	$ 0
Marketable securities						196,025,000	218,789,000		170,648,000									196,025,000	218,789,000
Restricted cash	5,696,000	537,000					38,000		16,000												5,696,000	537,000
Accounts receivable, net	409,333,000	318,712,000				61,098,000	57,767,000		54,739,000			101,538,000	99,111,000			192,349,000	121,102,000	49,594,000	49,183,000		115,522,000	98,486,000			11,504,000	8,584,000		(76,000)	13,000
Accounts receivable - other						6,808,000	3,446,000		5,493,000									6,805,000	3,357,000						3,000	89,000
Inventories	367,191,000	230,544,000				90,889,000	77,886,000		66,416,000			74,500,000	78,512,000			223,043,000	99,867,000	84,058,000	69,488,000		70,180,000	52,165,000			7,333,000	8,676,000		(532,000)		(502,000)	(278,000)
Deferred income tax assets	11,715,000	39,607,000				8,529,000	8,188,000		13,634,000			13,578,000	12,856,000				26,313,000	8,049,000	7,736,000		617,000	438,000			480,000	452,000		(2,480,000)
Prepaid expenses						14,154,000	11,555,000		14,665,000									12,614,000	10,095,000						1,540,000	1,460,000
Prepaid income taxes	69,845,000	10,098,000										20,805,000	9,525,000			48,429,000					611,000	573,000
Other current assets						7,510,000	4,967,000		5,148,000									3,389,000	3,491,000						4,121,000	1,476,000
Prepaid expenses and other current assets	44,301,000	31,070,000										18,817,000	16,800,000			12,816,000	4,519,000				12,668,000	9,751,000
Intercompany receivables													1,998,000			2,094,017,000	1,895,063,000				55,761,000	12,675,000						(2,149,778,000)	(1,909,736,000)
Other current assets-assets held-for-sale	94,503,000				3,083,000	228,000										67,878,000					26,625,000
Total current assets	1,563,014,000	1,342,900,000				551,469,000	469,619,000		390,433,000			439,266,000	863,499,000			2,907,948,000	2,146,864,000	519,479,000	437,943,000		368,666,000	242,260,000			32,492,000	31,954,000		(2,152,866,000)	(1,909,723,000)	(502,000)	(278,000)
Marketable securities, net of current portion						88,713,000	62,237,000		259,317,000									88,713,000	62,237,000
Property and equipment, net	507,998,000	238,666,000	251,698,000			177,607,000	176,081,000		160,863,000			26,928,000	27,519,000			379,702,000	137,400,000	150,168,000	151,032,000		101,368,000	73,747,000			27,439,000	25,049,000
Capitalized software, net						18,856,000	16,992,000		13,981,000									18,856,000	16,958,000							34,000
Patents, net						11,233,000	11,758,000		12,450,000									11,021,000	11,508,000						212,000	250,000
Intangible assets, net	4,301,250,000	2,090,807,000				101,140,000	106,619,000		120,270,000			24,034,000	31,869,000			4,162,930,000	1,944,250,000	90,383,000	94,622,000		114,286,000	114,688,000			10,757,000	11,997,000
Goodwill	3,942,779,000	2,290,330,000				140,398,000	140,404,000		150,308,000	122,680,000		279,956,000	279,957,000			3,522,474,000	1,871,242,000	140,699,000	140,699,000		140,349,000	139,131,000			(301,000)	(295,000)
License, manufacturing access fees and other assets, net						59,751,000	61,738,000		60,175,000									55,951,000	58,030,000						3,800,000	3,708,000
Other assets	162,067,000	46,077,000				11,748,000	11,257,000					112,339,000	37,600,000			49,036,000	7,067,000				2,406,000	1,410,000						(1,714,000)
Intercompany receivable																			8,502,000							6,070,000					(14,372,000)
Investment in subsidiaries												9,782,940,000	5,729,396,000			101,615,000	67,902,000	52,027,000	54,671,000		2,296,000	268,000			1,690,000	1,686,000		(9,886,851,000)	(5,797,566,000)	(53,717,000)	(56,357,000)
Intercompany receivable																		17,049,000							13,478,000					(30,527,000)
Total assets	10,477,108,000	6,008,780,000	5,625,834,000			1,149,167,000	1,045,448,000		1,167,797,000			10,665,463,000	6,969,840,000			11,123,705,000	6,174,725,000	1,144,346,000	1,036,202,000		729,371,000	571,504,000			89,567,000	80,453,000		(12,041,431,000)	(7,707,289,000)	(84,746,000)	(71,207,000)
Current liabilities:
Accounts payable	87,223,000	63,467,000				20,220,000	12,000,000		14,614,000			29,847,000	31,901,000			43,339,000	19,694,000	19,046,000	10,802,000		14,037,000	11,872,000			1,174,000	1,198,000
Accrued salaries and employee benefits						24,611,000	28,795,000		26,825,000									23,183,000	27,106,000						1,428,000	1,689,000
Accrued expenses	372,381,000	325,327,000										238,387,000	230,320,000			86,566,000	35,491,000				50,052,000	59,516,000						(2,624,000)
Other accrued expenses	53,981,000	36,504,000				15,976,000	12,846,000		13,935,000									13,243,000	10,049,000						2,733,000	2,797,000
Income tax payable						285,000	1,857,000		634,000									170,000	1,281,000						548,000	925,000				(433,000)	(349,000)
Short-term borrowings						248,000,000	248,000,000		240,000,000									248,000,000	248,000,000
Deferred revenue	129,688,000	120,656,000				1,369,000	1,238,000		1,166,000			92,234,000	92,205,000			10,307,000	12,047,000	896,000	1,045,000		27,147,000	16,404,000			473,000	193,000
Current portion of long-term debt	64,435,000											64,435,000
Intercompany payables												2,085,339,000	1,888,253,000			6,655,000		3,499,000			66,335,000	24,218,000			27,032,000	14,596,000		(2,158,329,000)	(1,912,471,000)	(30,531,000)	(14,596,000)
Other current liabilities-assets held-for-sale	7,622,000															5,520,000					2,102,000
Total current liabilities	661,349,000	509,450,000				310,461,000	304,736,000		297,174,000			2,510,242,000	2,242,679,000			152,387,000	67,232,000	308,037,000	298,283,000		159,673,000	112,010,000			33,388,000	21,398,000		(2,160,953,000)	(1,912,471,000)	(30,964,000)	(14,945,000)
Non-current income tax payable						10,384,000	10,019,000		8,315,000									10,307,000	9,939,000						77,000	80,000
Long-term debt, net of current portion	4,971,179,000	1,488,580,000										4,971,179,000	1,488,580,000
Deferred income tax	1,771,585,000	957,426,000				19,271,000	19,283,000		29,775,000			180,916,000	236,511,000			1,581,833,000	706,877,000	18,940,000	18,930,000		8,836,000	14,038,000			331,000	353,000
Deferred revenue, net of current portion	13,714,000	9,467,000				4,038,000	3,237,000		2,500,000			7,536,000	6,000,000			1,160,000	354,000	3,796,000	2,947,000		7,601,000	3,113,000			242,000	290,000		(2,583,000)
Other long-term liabilities	98,250,000	106,962,000				7,296,000	7,831,000		6,654,000			34,559,000	59,175,000			30,587,000	17,664,000	5,549,000	5,761,000		34,504,000	30,123,000			1,747,000	2,070,000		(1,400,000)
Total liabilities	7,516,077,000	3,071,885,000				351,450,000	345,106,000					7,704,432,000	4,032,945,000			1,765,967,000	792,127,000	346,629,000	335,860,000		210,614,000	159,284,000			35,785,000	24,191,000		(2,164,936,000)	(1,912,471,000)	(30,964,000)	(14,945,000)
Total stockholders' equity	2,961,031,000	2,936,895,000	2,698,549,000	2,725,977,000		797,717,000	700,342,000		823,379,000	767,175,000	813,760,000	2,961,031,000	2,936,895,000			9,357,738,000	5,382,598,000	797,717,000	700,342,000		518,757,000	412,220,000			53,782,000	56,262,000		(9,876,495,000)	(5,794,818,000)	(53,782,000)	(56,262,000)
Total liabilities and stockholders' equity	$ 10,477,108,000	$ 6,008,780,000				$ 1,149,167,000	$ 1,045,448,000		$ 1,167,797,000			$ 10,665,463,000	$ 6,969,840,000			$ 11,123,705,000	$ 6,174,725,000	$ 1,144,346,000	$ 1,036,202,000		$ 729,371,000	$ 571,504,000			$ 89,567,000	$ 80,453,000		$ (12,041,431,000)	$ (7,707,289,000)	$ (84,746,000)	$ (71,207,000)